Stradley Ronon Stevens & Young, LLP Suite 2600 2005 Market Street Philadelphia, PA 19103-7018 Telephone 215.564.8000 Fax 215.564.8120 www.stradley.com

Joel D. Corriero, Esq.

(215) 564-8528

June 30, 2020

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	AIM International Mutual Funds (Invesco International Mutual Funds)

(the “Registrant”)

File Nos. 033-44611 and 811-06463

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “1933 Act”), this letter serves as certification that the form of Statement of Additional Information for the Invesco MSCI World SRI Index Fund that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in Post-Effective Amendment No. 99, Amendment No. 101, to the Registrant’s Registration Statement on Form N-1A, which was filed electronically on June 26, 2020 pursuant to Rule 485(b) under the 1933 Act.

Please direct questions or comments relating to the filing to me at the above-referenced telephone number or, in my absence, to Emily Ast at (212) 323-5086.

Very truly yours,

/s/ Joel D. Corriero
Joel D. Corriero

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